Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets Net [Abstract]
Intellectual property	$ 1,103,275	$ 1,135,699
Software	71,086	67,177
Total	1,174,361	1,202,876
Less: accumulated amortization	(1,145,872)	(1,098,010)
Intangible asset, net	$ 28,489	$ 104,866